FINANCE EXPENSE, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Analysis of income and expense [abstract]
Interest income	$ (1,442)	$ (559)
Interest expense, net of capitalized interest	10,715	13,281
Interest on financing component of deferred revenue (see Note 11)	4,288	4,750
Variable adjustment component	(6,189)	0
Net foreign exchange gain	(479)	(91)
Accretion of rehabilitation provision	730	691
Finance expense, net	$ 7,623	$ 18,072